Deposits (Tables)	3 Months Ended
Jan. 31, 2021
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Summary of Deposits

	As at
	January 31, 2021						October 31 2020
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total
Personal	$9,081	$9,958	$155,424		$75,046	$249,509	$246,135
Business and government	148,191	31,551	44,326		252,266	476,334	464,619
Financial institutions	9,013	976	1,401		31,760	43,150	40,084
	$166,285	$42,485	$201,151	(4)	$359,072	$768,993	$750,838
Recorded in:
Canada	$115,154	$23,214	$170,304		$242,792	$551,464	$541,589
United States	36,709	58	2,142		29,533	68,442	60,747
United Kingdom	–	–	280		18,947	19,227	14,977
Mexico	–	5,580	6,410		12,792	24,782	25,294
Peru	5,810	68	5,554		5,666	17,098	17,694
Chile	4,059	6,680	150		13,039	23,928	23,592
Colombia	48	703	4,845		3,974	9,570	9,308
Other International	4,505	6,182	11,466		32,329	54,482	57,637
Total (5)	$166,285	$42,485	$201,151		$359,072	$768,993	$750,838
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $162 (October 31, 2020 – $158) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $233,223 (October 31, 2020 – $215,836), deposits denominated in Chilean pesos amount to $21,050 (October 31, 2020 – $21,099), deposits denominated in Mexican pesos amount to $22,674 (October 31, 2020 – $22,765) and deposits denominated in other foreign currencies amount to $82,458 (October 31, 2020 – $83,706).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at January 31, 2021	$41,497	$24,682	$31,143	$84,548	$16,341	$198,211
As at October 31, 2020	$38,739	$22,498	$30,850	$92,589	$18,072	$202,748
(1)	The majority of foreign term deposits are in excess of $100,000.